INCOME TAXES - Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 25,595	$ 17,195	$ 934
Deferred tax expense (benefit)
Total deferred income tax (benefit) expense	(6,474)	(885)	8,868
Income tax expense (benefit)	19,121	16,310	9,802
Foreign Tax Authority | U.S.
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	(153)	(701)	(182)
Temporary differences	(6,605)	3,988	10,427
Foreign Tax Authority | Other Jurisdictions
Deferred tax expense (benefit)
Temporary differences	270	(946)	(1,126)
Canadian Tax Authority
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	0	(22)	0
Temporary differences	1,674	(5,678)	(1,548)
Canadian deferred tax assets (recognized) not recognized	$ (1,660)	$ 2,474	$ 1,297